Expected credit loss measurement - ECL-relevant balance sheet and off-balance sheet positions including ECL allowances and provisions (Narrative) (Detail)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.24%	0.23%	0.22%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.11%	0.11%
Allowance for expected credit loss | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.30%	0.29%	0.27%
Allowance for expected credit loss | Total real estate lending | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.08%	0.09%
Allowance for expected credit loss | Total corporate lending | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	1.96%	1.88%	1.72%
Allowance for expected credit loss | Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.11%	0.11%
Allowance for expected credit loss | Stage 1 and 2 positions | Total real estate lending | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.06%	0.06%
Allowance for expected credit loss | Stage 1 and 2 positions | Total corporate lending | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.57%	0.53%	0.53%
Increase decrease in ECL coverage	0.04%